STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net loss	$ (58,018)	$ (60,475)
Changes in assets and liabilities:
Prepaid	(240)	(1,260)
Net cash used in operating activities	(58,258)	(61,735)
Cash flows from investing activities:	0	0
Cash flows from financing activities:
Cash advances – related party	58,258	54,735
Net cash provided by financing activities	58,258	54,735
Net change in cash	0	(7,000)
Cash, beginning of year	0	7,000
Cash, end of year	0	0
Disclosure of non-cash financing activity:
Common stock issued for debt – related party	0	85,376
Forgiveness of related party debt	$ 4,443	$ 0